Derivatives_Amounts related to items designated as hedging instruments (Details) ₩ in Millions	12 Months Ended
Dec. 31, 2018 KRW (₩) USD ($) SGD ($)
Disclosure of detailed information about hedging instruments [Line Items]
Description of line item in statement of financial position that includes hedging instrument	Derivatives held for trading are classified into financial assets at FVTPL (Note 7) and financial liabilities at FVTPL (Note 20), and derivatives designated for hedging are presented as a separate line item in the consolidated statements of financial position.
For fair value hedging | Interest rate risk
Disclosure of detailed information about hedging instruments [Line Items]
Description of line item in statement of financial position that includes hedging instrument	Derivative assets (Designated for hedging) Derivative liabilities (Designated for hedging)
For fair value hedging | Interest rate risk | Interest rate swaps
Disclosure of detailed information about hedging instruments [Line Items]
Nominal amount of hedging instrument | $	2,650,000,000
Hedging instrument, assets	₩ 35,503
Hedging instrument, liabilities	17,654
Changing in fair value used for calculating hedge ineffectiveness	₩ (27,362)
For cash flow hedging | Interest rate risk
Disclosure of detailed information about hedging instruments [Line Items]
Description of line item in statement of financial position that includes hedging instrument	Derivative liabilities (Designated for hedging)
For cash flow hedging | Interest rate risk | Interest rate swaps
Disclosure of detailed information about hedging instruments [Line Items]
Nominal amount of hedging instrument	100,000
Hedging instrument, liabilities	₩ 665
Changing in fair value used for calculating hedge ineffectiveness	₩ (665)
For cash flow hedging | Foreign currencies translation risk and interest rate risk
Disclosure of detailed information about hedging instruments [Line Items]
Description of line item in statement of financial position that includes hedging instrument	Derivative liabilities (Designated for hedging)
For cash flow hedging | Foreign currencies translation risk and interest rate risk | Currency swap
Disclosure of detailed information about hedging instruments [Line Items]
Nominal amount of hedging instrument | $	500,000,000
Hedging instrument, liabilities	₩ 28,907
Changing in fair value used for calculating hedge ineffectiveness	₩ 21,582
For cash flow hedging | Foreign currencies translation risk
Disclosure of detailed information about hedging instruments [Line Items]
Description of line item in statement of financial position that includes hedging instrument	Derivative liabilities (Designated for hedging)
For cash flow hedging | Foreign currencies translation risk | Currency swap
Disclosure of detailed information about hedging instruments [Line Items]
Nominal amount of hedging instrument | $	204,000,000
Hedging instrument, liabilities	₩ 4,182
Changing in fair value used for calculating hedge ineffectiveness	₩ 2,353